Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Assets [Abstract]
Prepaid rental expenses	[1]	$ 513,170	$ 530,611
Prepaid and other current assets		56,374	85,397
Total		$ 569,544	$ 616,008

[1]	The balance as of March 31, 2024 and March 31, 2023 includes short-term refundable rental security deposits.